Schedule of Investments

Xtrackers MSCI Emerging Markets Hedged Equity ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.9%
Argentina - 0.2%
Banco Macro SA, ADR	963	$27,908
Globant SA*	714	80,689
Grupo Financiero Galicia SA, ADR	2,192	27,707
Telecom Argentina SA, ADR	1,702	19,743
YPF SA, ADR	3,553	28,388
(Cost $248,824)		184,435
Belgium - 0.0%
Titan Cement International SA* (Cost $10,980)	467	6,754
Brazil - 4.4%
Ambev SA	89,614	291,372
Atacadao SA	8,490	39,280
B2W Cia Digital*	4,070	56,564
B3 SA - Brasil Bolsa Balcao	38,908	417,627
Banco Bradesco SA	23,798	145,229
Banco BTG Pactual SA	4,226	63,845
Banco do Brasil SA	15,929	166,916
Banco Santander Brasil SA	8,289	73,883
BB Seguridade Participacoes SA	12,216	87,005
BR Malls Participacoes SA	14,971	54,703
BRF SA*	10,043	60,726
CCR SA	23,791	86,877
Centrais Eletricas Brasileiras SA	3,934	30,377
Cia de Saneamento Basico do Estado de Sao Paulo	6,328	83,135
Cia Siderurgica Nacional SA	12,999	32,498
Cielo SA	24,155	37,000
Cogna Educacao	33,699	76,035
Cosan SA	2,810	45,978
Embraer SA*	13,791	52,303
Energisa SA	3,251	39,257
Engie Brasil Energia SA	3,415	36,297
Equatorial Energia SA	15,042	82,948
Hapvida Participacoes e Investimentos SA, 144A	3,887	47,980
Hypera SA	5,755	44,142
IRB Brasil Resseguros S/A	12,579	93,529
JBS SA	19,818	100,599
Klabin SA	13,355	57,489
Localiza Rent a Car SA	11,833	131,087
Lojas Renner SA	14,637	174,457
Magazine Luiza SA	13,779	155,664
Multiplan Empreendimentos Imobiliarios SA	5,613	38,308
Natura & Co. Holding SA	12,295	125,125
Notre Dame Intermedica Participacoes SA	9,241	130,662
Petrobras Distribuidora SA	14,163	82,662
Petroleo Brasileiro SA	70,938	430,682
Porto Seguro SA	1,895	25,841
Raia Drogasil SA	4,264	114,326
Rumo SA*	19,111	90,258
Sul America SA	4,607	55,693
Suzano SA	9,644	82,252
TIM Participacoes SA	15,661	56,489
Ultrapar Participacoes SA	14,762	62,984
Vale SA	61,133	605,739
WEG SA	16,938	163,437
(Cost $3,664,481)		4,929,260
Chile - 0.6%
Aguas Andinas SA, Class A	55,785	19,098
Banco de Chile	780,228	68,731
Banco de Credito e Inversiones SA	960	35,799
Banco Santander Chile	1,116,766	49,824
Cencosud SA	31,211	36,634
Cia Cervecerias Unidas SA	3,068	23,047
Colbun SA	168,366	21,141
Empresa Nacional de Telecomunicaciones SA*	3,214	16,915
Empresas CMPC SA	21,293	42,956
Empresas COPEC SA	8,003	62,124
Enel Americas SA	748,674	125,404
Enel Chile SA	475,144	42,408
Itau CorpBanca	3,279,847	12,034
Latam Airlines Group SA	4,060	27,083
SACI Falabella	13,659	45,424
(Cost $839,084)		628,622
China - 31.8%
360 Security Technology, Inc., Class A	1,500	4,804
3SBio, Inc., 144A*	25,919	26,867
51job, Inc., ADR*(a)	535	40,002
58.com, Inc., ADR*	1,719	94,837
AAC Technologies Holdings, Inc.	14,045	91,982
AECC Aviation Power Co. Ltd., Class A	2,500	8,276
Agile Group Holdings Ltd.	24,064	33,773
Agricultural Bank of China Ltd., Class A	106,200	51,896
Agricultural Bank of China Ltd., Class H	553,268	221,449
Aier Eye Hospital Group Co. Ltd., Class A	5,130	29,406
Air China Ltd., Class A	1,000	1,069
Air China Ltd., Class H	38,887	31,279
Aisino Corp., Class A	500	1,691
Alibaba Group Holding Ltd., ADR*	32,890	6,841,120
A-Living Services Co. Ltd., Class H, 144A	6,935	31,050
Aluminum Corp. of China Ltd., Class A*	18,200	7,981
Aluminum Corp. of China Ltd., Class H*	79,532	21,120
Angang Steel Co. Ltd., Class A	21,190	8,685
Anhui Conch Cement Co. Ltd., Class A	6,400	50,314
Anhui Conch Cement Co. Ltd., Class H	23,822	174,654
Anhui Gujing Distillery Co. Ltd., Class A	700	12,268
ANTA Sports Products Ltd.	21,176	170,196
Anxin Trust Co. Ltd., Class A*	1,400	600

Asymchem Laboratories Tianjin Co. Ltd., Class A	700	17,964
Autohome, Inc., ADR*	1,023	79,456
AVIC Aircraft Co. Ltd., Class A	5,400	13,163
Avic Capital Co. Ltd., Class A	2,300	1,404
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,700	15,202
AVIC Shenyang Aircraft Co. Ltd., Class A*	2,600	10,358
AviChina Industry & Technology Co. Ltd., Class H	44,336	19,281
BAIC Motor Corp. Ltd., Class H, 144A	33,549	16,441
Baidu, Inc., ADR*	5,302	636,134
Bank of Beijing Co. Ltd., Class A	17,300	12,668
Bank of Chengdu Co. Ltd., Class A	15,000	17,562
Bank of China Ltd., Class A	37,100	18,874
Bank of China Ltd., Class H	1,519,435	600,367
Bank of Communications Co. Ltd., Class A	37,300	27,795
Bank of Communications Co. Ltd., Class H	173,548	111,320
Bank of Guiyang Co. Ltd., Class A	840	1,011
Bank of Hangzhou Co. Ltd., Class A	1,760	2,166
Bank of Jiangsu Co. Ltd., Class A	13,479	12,323
Bank of Nanjing Co. Ltd., Class A	8,900	9,897
Bank of Ningbo Co. Ltd., Class A	5,000	18,027
Bank of Shanghai Co. Ltd., Class A	13,540	16,706
Baoshan Iron & Steel Co. Ltd., Class A	15,000	11,178
Baozun, Inc., ADR*(a)	884	28,040
BBMG Corp., Class A	23,600	11,397
BBMG Corp., Class H	43,371	12,185
Beijing Capital International Airport Co. Ltd., Class H	32,004	24,963
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,100	2,061
Beijing New Building Materials PLC, Class A	4,100	14,806
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	1,700	7,567
Beijing Shiji Information Technology Co. Ltd., Class A	200	1,112
Beijing Shunxin Agriculture Co. Ltd., Class A	800	6,305
Beijing Sinnet Technology Co. Ltd., Class A	1,800	6,474
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,200	5,955
Beijing Tongrentang Co. Ltd., Class A	300	1,124
BEST, Inc., ADR*	3,285	17,772
BOE Technology Group Co. Ltd., Class A	35,400	24,857
BYD Co. Ltd., Class A	1,300	12,178
BYD Co. Ltd., Class H(a)	13,360	81,754
BYD Electronic International Co. Ltd.	12,934	24,225
Caitong Securities Co. Ltd., Class A	7,500	11,930
CGN Power Co. Ltd., Class H, 144A	194,205	47,337
Changchun High & New Technology Industry Group, Inc., Class A	300	20,807
Changjiang Securities Co. Ltd., Class A	1,400	1,352
Chaozhou Three-Circle Group Co. Ltd., Class A	2,000	6,821
China Aoyuan Group Ltd.	23,030	33,149
China Cinda Asset Management Co. Ltd., Class H	195,811	40,946
China CITIC Bank Corp. Ltd., Class A	1,400	1,089
China CITIC Bank Corp. Ltd., Class H	174,363	90,593
China Coal Energy Co. Ltd., Class H	37,004	11,963
China Communications Construction Co. Ltd., Class A	700	876
China Communications Construction Co. Ltd., Class H	80,527	60,021
China Communications Services Corp. Ltd., Class H	53,773	41,597
China Conch Venture Holdings Ltd.	31,598	153,632
China Construction Bank Corp., Class A	10,400	9,687
China Construction Bank Corp., Class H	1,821,423	1,472,093
China East Education Holdings Ltd., 144A*(a)	6,931	14,102
China Eastern Airlines Corp. Ltd., Class A*	23,500	15,289
China Eastern Airlines Corp. Ltd., Class H*	25,444	10,902
China Everbright Bank Co. Ltd., Class A	64,100	34,722
China Everbright Bank Co. Ltd., Class H	50,955	20,395
China Evergrande Group(a)	33,953	76,225
China Film Co. Ltd., Class A	500	915
China Fortune Land Development Co. Ltd., Class A	2,500	8,451
China Galaxy Securities Co. Ltd., Class H	74,377	41,029
China Gezhouba Group Co. Ltd., Class A	1,200	1,144
China Grand Automotive Services Group Co. Ltd., Class A	1,400	827
China Greatwall Technology Group Co. Ltd., Class A	3,300	6,616
China Hongqiao Group Ltd.	33,065	17,731
China Huarong Asset Management Co. Ltd., Class H, 144A	194,430	26,439
China International Capital Corp. Ltd., Class H, 144A(a)	26,735	49,320
China International Marine Containers Group Co. Ltd., Class A	360	413
China International Travel Service Corp. Ltd., Class A	2,800	31,498
China Jushi Co. Ltd., Class A	4,000	5,377
China Lesso Group Holdings Ltd.	17,175	25,779
China Life Insurance Co. Ltd., Class A	2,400	10,129
China Life Insurance Co. Ltd., Class H	141,700	331,936
China Literature Ltd., 144A*	4,852	21,941
China Longyuan Power Group Corp. Ltd., Class H	66,841	34,985
China Medical System Holdings Ltd.	27,048	33,311
China Merchants Bank Co. Ltd., Class A	22,863	112,050

China Merchants Bank Co. Ltd., Class H	74,419	350,853
China Merchants Energy Shipping Co. Ltd., Class A	7,700	5,583
China Merchants Securities Co. Ltd., Class A	5,500	13,911
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	12,500	31,061
China Minsheng Banking Corp. Ltd., Class A	34,200	28,033
China Minsheng Banking Corp. Ltd., Class H	142,635	96,249
China Molybdenum Co. Ltd., Class A	15,700	9,157
China Molybdenum Co. Ltd., Class H	72,880	27,207
China National Building Material Co. Ltd., Class H	75,668	87,462
China National Chemical Engineering Co. Ltd., Class A	14,200	14,143
China National Nuclear Power Co. Ltd., Class A	12,400	8,156
China National Software & Service Co. Ltd., Class A	600	7,328
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,500	9,780
China Oilfield Services Ltd., Class H	31,403	40,286
China Pacific Insurance Group Co. Ltd., Class A	6,200	28,333
China Pacific Insurance Group Co. Ltd., Class H	49,975	164,446
China Petroleum & Chemical Corp., Class A	43,100	28,411
China Petroleum & Chemical Corp., Class H	492,268	253,870
China Railway Construction Corp. Ltd., Class A	13,500	18,379
China Railway Construction Corp. Ltd., Class H	37,881	43,348
China Railway Group Ltd., Class A	19,600	15,083
China Railway Group Ltd., Class H	74,364	41,976
China Railway Signal & Communication Corp. Ltd., Class H, 144A	28,909	14,835
China Reinsurance Group Corp., Class H	118,567	16,123
China Resources Pharmaceutical Group Ltd., 144A	25,063	21,799
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	200	940
China Shenhua Energy Co. Ltd., Class A	4,200	9,630
China Shenhua Energy Co. Ltd., Class H	66,814	115,885
China Shipbuilding Industry Co. Ltd., Class A	34,000	21,487
China South Publishing & Media Group Co. Ltd., Class A	6,700	10,792
China Southern Airlines Co. Ltd., Class A	1,800	1,486
China Southern Airlines Co. Ltd., Class H	38,690	20,400
China Spacesat Co. Ltd., Class A	300	1,462
China State Construction Engineering Corp. Ltd., Class A	48,540	37,353
China Telecom Corp. Ltd., Class H	254,485	95,656
China Tower Corp. Ltd., Class H, 144A	791,636	191,943
China TransInfo Technology Co. Ltd., Class A	1,700	6,597
China United Network Communications Ltd., Class A	50,996	40,047
China Vanke Co. Ltd., Class A	12,700	53,852
China Vanke Co. Ltd., Class H	29,115	112,053
China Yangtze Power Co. Ltd., Class A	22,600	55,154
China Zhongwang Holdings Ltd.	29,604	9,950
Chinese Universe Publishing and Media Group Co. Ltd., Class A	300	611
Chongqing Changan Automobile Co. Ltd., Class A	1,000	1,457
Chongqing Rural Commercial Bank Co. Ltd., Class H	34,240	15,462
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,800	15,471
CIFI Holdings Group Co. Ltd.	52,943	40,412
CITIC Guoan Information Industry Co. Ltd., Class A*	1,000	496
CITIC Securities Co. Ltd., Class A	15,200	50,970
CITIC Securities Co. Ltd., Class H	39,802	85,068
CNOOC Ltd.	342,466	469,216
Contemporary Amperex Technology Co. Ltd., Class A	2,700	52,493
COSCO SHIPPING Development Co. Ltd., Class A	2,000	605
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	20,799	8,111
COSCO SHIPPING Holdings Co. Ltd., Class A*	1,900	1,100
COSCO SHIPPING Holdings Co. Ltd., Class H*	49,155	16,395
Country Garden Holdings Co. Ltd.(a)	144,095	190,771
Country Garden Services Holdings Co. Ltd.	23,007	89,726
CRRC Corp. Ltd., Class A	22,000	20,177
CRRC Corp. Ltd., Class H	82,236	52,749
CSC Financial Co. Ltd., Class A	3,100	14,309
CSPC Pharmaceutical Group Ltd.	89,918	204,868
Dali Foods Group Co. Ltd., 144A	38,450	25,403
Daqin Railway Co. Ltd., Class A	13,100	13,291
Datang International Power Generation Co. Ltd., Class H	52,047	8,146
Dawning Information Industry Co. Ltd., Class A	1,000	6,474
DHC Software Co. Ltd., Class A	800	1,691
Dong-E-E-Jiao Co. Ltd., Class A	200	882
Dongfang Electric Corp. Ltd., Class A	7,500	9,942
Dongfeng Motor Group Co. Ltd., Class H	51,574	40,756
Dongxing Securities Co. Ltd., Class A	600	1,040
East Money Information Co. Ltd., Class A	5,700	14,172
ENN Energy Holdings Ltd.	14,831	164,292

Eve Energy Co. Ltd., Class A*	1,100	10,490
Everbright Securities Co. Ltd., Class A	8,100	13,790
Fangda Carbon New Material Co. Ltd., Class A*	596	860
Fiberhome Telecommunication Technologies Co. Ltd., Class A	4,000	17,185
Financial Street Holdings Co. Ltd., Class A	800	796
First Capital Securities Co. Ltd., Class A	900	981
Focus Media Information Technology Co. Ltd., Class A	12,720	9,734
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,100	44,237
Fosun International Ltd.	53,520	68,179
Founder Securities Co. Ltd., Class A	15,700	16,469
Foxconn Industrial Internet Co. Ltd., Class A	3,700	9,056
Fuyao Glass Industry Group Co. Ltd., Class A	500	1,660
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	10,763	30,722
Ganfeng Lithium Co. Ltd., Class A	1,200	8,939
GD Power Development Co. Ltd., Class A	20,300	6,109
GDS Holdings Ltd., ADR*(a)	1,231	71,361
Gemdale Corp., Class A	7,800	15,984
Genscript Biotech Corp.*	17,832	37,105
GF Securities Co. Ltd., Class A	7,200	14,961
GF Securities Co. Ltd., Class H	20,617	24,650
Giant Network Group Co. Ltd., Class A	300	816
Gigadevice Semiconductor Beijing, Inc., Class A	500	26,012
Glodon Co. Ltd., Class A	3,500	22,425
GoerTek, Inc., Class A	4,400	14,042
GOME Retail Holdings Ltd.*(a)	216,093	22,178
Great Wall Motor Co. Ltd., Class H	57,512	41,612
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,500	38,176
Greenland Holdings Corp. Ltd., Class A	13,173	11,024
Greentown Service Group Co. Ltd.	17,691	22,105
Guangdong Haid Group Co. Ltd., Class A	2,000	9,802
Guangdong HEC Technology Holding Co. Ltd., Class A	6,000	7,171
Guangshen Railway Co. Ltd., Class A	25,600	9,465
Guangzhou Automobile Group Co. Ltd., Class A	560	871
Guangzhou Automobile Group Co. Ltd., Class H	48,365	53,918
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	2,300	11,229
Guangzhou Haige Communications Group, Inc. Co., Class A	600	1,031
Guangzhou R&F Properties Co. Ltd., Class H	24,509	37,982
Guosen Securities Co. Ltd., Class A	9,400	15,855
Guotai Junan Securities Co. Ltd., Class A	6,600	16,079
Guotai Junan Securities Co. Ltd., Class H, 144A	16,914	28,251
Guoyuan Securities Co. Ltd., Class A	9,600	12,409
Haidilao International Holding Ltd., 144A(a)	7,000	28,602
Haier Smart Home Co. Ltd., Class A	5,200	12,683
Haitian International Holdings Ltd.	11,053	21,666
Haitong Securities Co. Ltd., Class A	8,300	16,902
Haitong Securities Co. Ltd., Class H	58,482	62,796
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	10,600	53,165
Hangzhou Robam Appliances Co. Ltd., Class A	200	889
Hangzhou Tigermed Consulting Co. Ltd., Class A	600	6,578
Hansoh Pharmaceutical Group Co. Ltd., 144A*	7,440	25,818
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,308	11,245
Hengan International Group Co. Ltd.	14,242	105,696
Hengli Petrochemical Co. Ltd., Class A	6,580	14,050
Hengtong Optic-electric Co. Ltd., Class A	420	991
Hengyi Petrochemical Co. Ltd., Class A	5,900	11,676
Hesteel Co. Ltd., Class A	2,700	871
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	8,848
HLA Corp. Ltd., Class A	600	586
Hua Hong Semiconductor Ltd., 144A	9,412	20,478
Huaan Securities Co. Ltd., Class A	900	993
Huadian Power International Corp. Ltd., Class A	2,000	946
Huadian Power International Corp. Ltd., Class H	26,589	8,016
Huadong Medicine Co. Ltd., Class A	3,000	8,297
Hualan Biological Engineering, Inc., Class A	3,400	20,220
Huaneng Power International, Inc., Class A	1,200	808
Huaneng Power International, Inc., Class H	76,635	30,870
Huatai Securities Co. Ltd., Class A	10,200	27,114
Huatai Securities Co. Ltd., Class H, 144A	30,787	53,477
Huaxia Bank Co. Ltd., Class A	15,100	15,039
Huaxin Cement Co. Ltd., Class A	1,500	5,243
Huayu Automotive Systems Co. Ltd., Class A	4,100	16,539
Huazhu Group Ltd., ADR(a)	2,335	78,806
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,000	854
Hubei Energy Group Co. Ltd., Class A	1,100	578
Hundsun Technologies, Inc., Class A	1,760	24,260
HUYA, Inc., ADR*(a)	1,076	21,316
Iflytek Co. Ltd., Class A	3,050	16,867
Industrial & Commercial Bank of China Ltd., Class A	55,200	41,925

Industrial & Commercial Bank of China Ltd., Class H	1,252,179	856,204
Industrial Bank Co. Ltd., Class A	28,200	69,871
Industrial Securities Co. Ltd., Class A	19,900	19,705
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	49,800	8,350
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	23,100	8,938
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,500	35,214
Inner Mongolia Yitai Coal Co. Ltd., Class B	21,400	14,680
Innovent Biologics, Inc., 144A*	17,860	81,567
Inspur Electronic Information Industry Co. Ltd., Class A	1,500	9,039
iQIYI, Inc., ADR*	2,645	59,327
Jafron Biomedical Co. Ltd., Class A	500	6,472
JD.com, Inc., ADR*	14,141	544,570
Jiangsu Expressway Co. Ltd., Class H	26,010	30,064
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,900	15,792
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,960	71,820
Jiangsu King's Luck Brewery JSC Ltd., Class A	2,800	11,837
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	29,305
Jiangxi Copper Co. Ltd., Class A	500	981
Jiangxi Copper Co. Ltd., Class H	21,363	25,049
Jiangxi Zhengbang Technology Co. Ltd., Class A	2,800	6,067
Jinduicheng Molybdenum Co. Ltd., Class A	700	646
Jinke Properties Group Co. Ltd., Class A	1,400	1,511
Jointown Pharmaceutical Group Co. Ltd., Class A	500	1,161
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	2,100	11,375
JOYY, Inc., ADR*	1,097	59,205
Kaisa Group Holdings Ltd.*	45,378	20,142
Kingdee International Software Group Co. Ltd.	49,154	62,869
Kingsoft Corp. Ltd.*	17,414	56,297
Kweichow Moutai Co. Ltd., Class A	1,400	212,059
KWG Group Holdings Ltd.*	24,576	36,005
Legend Holdings Corp., Class H, 144A	6,377	10,962
Lenovo Group Ltd.	142,888	88,171
Lens Technology Co. Ltd., Class A	3,700	10,323
Lepu Medical Technology Beijing Co. Ltd., Class A	3,200	15,729
Li Ning Co. Ltd.	35,159	92,464
Liaoning Cheng Da Co. Ltd., Class A*	400	1,006
Lingyi iTech Guangdong Co., Class A*	7,300	11,852
Logan Property Holdings Co. Ltd.	27,719	47,295
Lomon Billions Group Co. Ltd., Class A	2,300	5,148
Longfor Group Holdings Ltd., 144A	33,302	154,014
LONGi Green Energy Technology Co. Ltd., Class A	3,250	14,298
Luckin Coffee, Inc., ADR*	1,589	62,861
Luxshare Precision Industry Co. Ltd., Class A	6,185	42,366
Luye Pharma Group Ltd., 144A(a)	21,980	13,394
Luzhou Laojiao Co. Ltd., Class A	1,200	12,863
Maanshan Iron & Steel Co. Ltd., Class A	1,500	595
Maanshan Iron & Steel Co. Ltd., Class H	18,000	6,581
Mango Excellent Media Co. Ltd., Class A*	2,900	18,314
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	4,208	7,942
Meituan Dianping, Class B*	19,986	253,575
Metallurgical Corp. of China Ltd., Class A	23,200	9,043
Metallurgical Corp. of China Ltd., Class H	40,488	7,843
Momo, Inc., ADR	2,966	83,404
Muyuan Foodstuff Co. Ltd., Class A	1,960	32,722
Nanjing Securities Co. Ltd., Class A	4,000	7,744
NARI Technology Co. Ltd., Class A	4,100	11,651
NAURA Technology Group Co. Ltd., Class A	600	12,726
NavInfo Co. Ltd., Class A	2,200	5,397
NetEase, Inc., ADR	1,367	435,677
New China Life Insurance Co. Ltd., Class A	2,100	13,295
New China Life Insurance Co. Ltd., Class H	16,339	62,149
New Hope Liuhe Co. Ltd., Class A	5,200	18,033
New Oriental Education & Technology Group, Inc., ADR*	2,705	345,942
Ninestar Corp., Class A	200	1,192
Ningbo Joyson Electronic Corp., Class A*	1,500	5,647
Ningbo Zhoushan Port Co. Ltd., Class A	29,300	13,814
NIO, Inc., ADR*(a)	13,528	55,871
Noah Holdings Ltd., ADR*(a)	609	17,283
Oceanwide Holdings Co. Ltd., Class A	11,900	7,196
Offshore Oil Engineering Co. Ltd., Class A	15,000	12,489
OFILM Group Co. Ltd., Class A*	700	1,856
Orient Securities Co. Ltd., Class A	12,900	18,431
Oriental Pearl Group Co. Ltd., Class A	910	1,325
People's Insurance Co. Group of China Ltd., Class A	6,700	6,500
People's Insurance Co. Group of China Ltd., Class H	158,144	55,995
Perfect World Co. Ltd., Class A	1,500	10,973
PetroChina Co. Ltd., Class A	14,632	10,631
PetroChina Co. Ltd., Class H	387,555	150,150
PICC Property & Casualty Co. Ltd., Class H	128,405	132,935
Pinduoduo, Inc., ADR*	3,841	137,431
Ping An Bank Co. Ltd., Class A	22,800	47,376
Ping An Healthcare and Technology Co. Ltd., 144A*	5,904	57,677
Ping An Insurance Group Co. of China Ltd., Class A	13,200	147,014

Ping An Insurance Group Co. of China Ltd., Class H	106,238	1,180,952
Poly Developments and Holdings Group Co. Ltd., Class A	16,200	37,585
Postal Savings Bank of China Co. Ltd., Class H, 144A	158,644	100,132
Power Construction Corp. of China Ltd., Class A	13,201	8,040
RiseSun Real Estate Development Co. Ltd., Class A	9,300	11,408
Rongsheng Petro Chemical Co. Ltd., Class A	1,850	2,744
SAIC Motor Corp. Ltd., Class A	9,000	28,645
Sanan Optoelectronics Co. Ltd., Class A	5,800	20,488
Sangfor Technologies, Inc., Class A	400	11,418
Sany Heavy Industry Co. Ltd., Class A	7,500	18,733
SDIC Capital Co. Ltd., Class A	7,100	13,186
SDIC Power Holdings Co. Ltd., Class A	6,400	6,934
Seazen Group Ltd.*(a)	38,580	39,644
Seazen Holdings Co. Ltd., Class A	2,200	10,120
Semiconductor Manufacturing International Corp.*(a)	60,102	116,426
SF Holding Co. Ltd., Class A	2,600	18,238
Shaanxi Coal Industry Co. Ltd., Class A	7,600	8,604
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	338	1,032
Shandong Gold Mining Co. Ltd., Class A	4,140	20,124
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	41,814	53,857
Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,521	689
Shanghai Baosight Software Co. Ltd., Class A	1,000	6,504
Shanghai Electric Group Co. Ltd., Class A	2,000	1,287
Shanghai Electric Group Co. Ltd., Class H	60,151	16,977
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,700	6,548
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	12,570	35,396
Shanghai International Airport Co. Ltd., Class A	900	8,475
Shanghai International Port Group Co. Ltd., Class A	12,400	8,067
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	23,659	18,738
Shanghai M&G Stationery, Inc., Class A	2,200	13,998
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	500	1,338
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	14,669	26,835
Shanghai Pudong Development Bank Co. Ltd., Class A	40,700	63,282
Shanghai RAAS Blood Products Co. Ltd., Class A*	5,600	7,311
Shanghai Tunnel Engineering Co. Ltd., Class A	800	642
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	700	608
Shanxi Meijin Energy Co. Ltd., Class A*	4,700	5,617
Shanxi Securities Co. Ltd., Class A	10,500	11,827
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	700	8,652
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	800	580
Shenergy Co. Ltd., Class A	1,100	831
Shengyi Technology Co. Ltd., Class A	2,600	11,494
Shennan Circuits Co. Ltd., Class A	500	14,873
Shenwan Hongyuan Group Co. Ltd., Class A	22,500	15,090
Shenzhen Energy Group Co. Ltd., Class A	13,300	10,349
Shenzhen Expressway Co. Ltd., Class H	9,438	11,418
Shenzhen Goodix Technology Co. Ltd., Class A	600	26,642
Shenzhen Inovance Technology Co. Ltd., Class A	4,700	19,067
Shenzhen Kangtai Biological Products Co. Ltd., Class A	500	7,955
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	37,674
Shenzhen Overseas Chinese Town Co. Ltd., Class A	18,700	17,499
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	200	531
Shenzhen Sunway Communication Co. Ltd., Class A*	1,100	7,871
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	900	477
Shenzhou International Group Holdings Ltd.	14,310	175,777
Shui On Land Ltd.	65,635	13,051
Sichuan Chuantou Energy Co. Ltd., Class A	14,400	18,882
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	400	1,316
SINA Corp.*	1,338	43,819
Sinolink Securities Co. Ltd., Class A	800	1,146
Sino-Ocean Group Holding Ltd.	64,022	23,243
Sinopec Engineering Group Co. Ltd., Class H	24,280	12,023
Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,200	688
Sinopec Shanghai Petrochemical Co. Ltd., Class H	50,483	12,888
Sinopharm Group Co. Ltd., Class H	22,318	68,858
Sinotrans Ltd., Class H	37,004	10,444
Sinotruk Hong Kong Ltd.	13,304	25,430
SOHO China Ltd.	30,051	10,872

Songcheng Performance Development Co. Ltd., Class A	1,400	5,533
SooChow Securities Co. Ltd., Class A	800	1,063
Spring Airlines Co. Ltd., Class A	2,600	13,264
Sunac China Holdings Ltd.	46,190	251,838
Suning.com Co. Ltd., Class A	9,300	12,368
Sunny Optical Technology Group Co. Ltd.	13,471	209,453
Sunwoda Electronic Co. Ltd., Class A	1,800	5,675
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,500	10,139
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	700	870
TAL Education Group, ADR*	7,395	402,214
Tasly Pharmaceutical Group Co. Ltd., Class A	420	920
TBEA Co. Ltd., Class A	11,600	10,356
TCL Technology Group Corp., Class A	12,800	10,785
Tencent Holdings Ltd.	108,549	5,375,229
Tencent Music Entertainment Group, ADR*(a)	1,928	23,387
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	3,200	8,062
Tianma Microelectronics Co. Ltd., Class A	1,000	2,321
Tianqi Lithium Corp., Class A	1,700	7,727
Tingyi Cayman Islands Holding Corp.	39,370	71,619
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	400	653
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,600	768
Tongwei Co. Ltd., Class A	4,300	10,629
Topchoice Medical Corp., Class A*	800	11,933
Topsports International Holdings Ltd., 144A	23,000	26,585
TravelSky Technology Ltd., Class H	15,280	29,874
Trip.com Group Ltd., ADR*	8,944	271,540
Tsingtao Brewery Co. Ltd., Class A	200	1,224
Tsingtao Brewery Co. Ltd., Class H	7,990	41,513
Tunghsu Optoelectronic Technology Co. Ltd., Class A	17,600	9,181
Tus Environmental Science And Technology Development Co. Ltd., Class A	300	424
Unigroup Guoxin Microelectronics Co. Ltd., Class A	700	5,813
Uni-President China Holdings Ltd.	24,872	25,654
Unisplendour Corp. Ltd., Class A	3,296	21,453
Venustech Group, Inc., Class A	1,000	5,960
Vipshop Holdings Ltd., ADR*	9,124	117,061
Walvax Biotechnology Co. Ltd., Class A	1,300	5,328
Wanda Film Holding Co. Ltd., Class A*	2,400	5,572
Wanhua Chemical Group Co. Ltd., Class A	3,600	24,267
Want Want China Holdings Ltd.	98,595	76,144
Wanxiang Qianchao Co. Ltd., Class A	700	562
Weibo Corp., ADR*(a)	1,118	47,113
Weichai Power Co. Ltd., Class A	11,500	23,616
Weichai Power Co. Ltd., Class H	36,766	72,353
Weifu High-Technology Group Co. Ltd., Class A	200	562
Wens Foodstuffs Group Co. Ltd., Class A	6,900	32,165
Western Securities Co. Ltd., Class A	900	1,221
Will Semiconductor Ltd., Class A	900	22,470
Wingtech Technology Co. Ltd., Class A*	1,100	21,969
Winning Health Technology Group Co. Ltd., Class A	1,900	7,003
Wuhan Guide Infrared Co. Ltd., Class A	1,100	7,477
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,000	4,852
Wuliangye Yibin Co. Ltd., Class A	5,100	88,140
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,000	7,480
WuXi AppTec Co. Ltd., Class A	1,300	19,747
WuXi AppTec Co. Ltd., Class H, 144A(a)	2,840	41,862
Wuxi Biologics Cayman, Inc., 144A*	14,681	214,706
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,000	8,046
XCMG Construction Machinery Co. Ltd., Class A	19,400	14,651
Xiamen C & D, Inc., Class A	700	769
Xiaomi Corp., Class B, 144A*	197,186	317,724
Xinhu Zhongbao Co. Ltd., Class A	2,200	993
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	9,333	14,070
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,299	15,191
Xinyi Solar Holdings Ltd.	76,204	60,318
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	5,454
Yanzhou Coal Mining Co. Ltd., Class H	40,331	30,578
Yealink Network Technology Corp. Ltd., Class A	600	8,967
Yihai International Holding Ltd.*	8,690	58,138
Yonghui Superstores Co. Ltd., Class A	8,300	10,229
Yonyou Network Technology Co. Ltd., Class A	2,200	14,521
Yum China Holdings, Inc.	6,868	300,750
Yunda Holding Co. Ltd., Class A	1,200	5,087
Yunnan Baiyao Group Co. Ltd., Class A	1,900	21,425
Yunnan Energy New Material Co. Ltd.	800	6,688
Yuzhou Properties Co. Ltd.	35,276	17,287
Zai Lab Ltd., ADR*	704	38,699
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,100	18,932
Zhaojin Mining Industry Co. Ltd., Class H	16,481	19,642
Zhejiang Chint Electrics Co. Ltd., Class A	4,900	18,938

Zhejiang Dahua Technology Co. Ltd., Class A	6,100	16,941
Zhejiang Expressway Co. Ltd., Class H	30,365	22,944
Zhejiang Huayou Cobalt Co. Ltd., Class A	752	4,072
Zhejiang Longsheng Group Co. Ltd., Class A	5,800	10,739
Zhejiang NHU Co. Ltd., Class A	4,500	15,541
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	6,200	17,663
Zhejiang Supor Co. Ltd., Class A	1,000	10,526
Zhengzhou Yutong Bus Co. Ltd., Class A	503	1,087
Zhenro Properties Group Ltd.	29,404	19,125
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	6,816	28,681
Zhongji Innolight Co. Ltd., Class A	700	6,223
Zhongjin Gold Corp. Ltd., Class A	900	1,046
Zhongsheng Group Holdings Ltd.	11,752	44,701
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,552	36,888
Zijin Mining Group Co. Ltd., Class A	28,300	16,871
Zijin Mining Group Co. Ltd., Class H	96,909	43,513
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	16,576	14,917
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	26,982	22,361
ZTE Corp., Class A*	3,200	22,928
ZTE Corp., Class H*	12,863	53,218
ZTO Express Cayman, Inc., ADR	6,385	149,792
(Cost $28,869,103)		35,221,041
Colombia - 0.2%
Bancolombia SA	4,520	50,091
Ecopetrol SA	97,733	86,230
Grupo Argos SA	4,802	20,468
Grupo de Inversiones Suramericana SA	4,082	35,378
Interconexion Electrica SA ESP	8,452	44,671
(Cost $209,720)		236,838
Cyprus - 0.1%
Polymetal International PLC (Cost $36,431)	3,563	54,598
Czech Republic - 0.1%
CEZ AS	3,179	60,888
Komercni banka AS	1,530	46,937
Moneta Money Bank AS, 144A	9,351	31,040
(Cost $144,969)		138,865
Egypt - 0.1%
Commercial International Bank Egypt SAE	25,650	135,466
Eastern Co. SAE	18,530	16,998
ElSewedy Electric Co.	17,540	10,603
(Cost $137,310)		163,067
Greece - 0.2%
Alpha Bank AE*	23,851	33,887
Eurobank Ergasias SA*	55,292	34,548
FF Group*(b)	1,458	7,726
Hellenic Telecommunications Organization SA	4,723	66,843
JUMBO SA	2,322	36,451
Motor Oil Hellas Corinth Refineries SA	1,386	22,645
National Bank of Greece SA*	11,791	26,027
OPAP SA	3,645	39,032
(Cost $313,928)		267,159
Hong Kong - 3.7%
Alibaba Health Information Technology Ltd.*	63,731	122,148
Alibaba Pictures Group Ltd.*	280,133	37,734
Beijing Enterprises Holdings Ltd.	9,151	38,623
Beijing Enterprises Water Group Ltd.*	85,851	39,869
Bosideng International Holdings Ltd.(a)	58,000	16,890
Brilliance China Automotive Holdings Ltd.	62,963	53,311
China Agri-Industries Holdings Ltd.	33,549	18,206
China Ding Yi Feng Holdings Ltd.	22,249	10,275
China Education Group Holdings Ltd.(a)	11,976	17,023
China Everbright International Ltd.	74,151	49,371
China Everbright Ltd.	18,608	31,033
China Gas Holdings Ltd.	34,632	126,621
China Jinmao Holdings Group Ltd.	109,226	79,730
China Mengniu Dairy Co. Ltd.*	51,876	186,008
China Merchants Port Holdings Co. Ltd.	29,155	42,863
China Mobile Ltd.	116,211	913,885
China Overseas Land & Investment Ltd.	72,531	243,321
China Power International Development Ltd.	69,403	12,910
China Resources Beer Holdings Co. Ltd.	28,507	132,021
China Resources Cement Holdings Ltd.	47,923	60,311
China Resources Gas Group Ltd.	17,795	88,804
China Resources Land Ltd.	61,221	282,347
China Resources Power Holdings Co. Ltd.	37,951	45,132
China State Construction International Holdings Ltd.	44,840	36,298
China Taiping Insurance Holdings Co. Ltd.	33,073	67,546
China Traditional Chinese Medicine Holdings Co. Ltd.	43,949	23,116
China Unicom Hong Kong Ltd.	121,649	95,977
CITIC Ltd.	108,912	120,858
COSCO SHIPPING Ports Ltd.	30,797	20,505
Far East Horizon Ltd.	43,863	38,320
Geely Automobile Holdings Ltd.	94,345	167,751
Guangdong Investment Ltd.	59,248	111,275
Haier Electronics Group Co. Ltd.	23,946	68,505
Hutchison China MediTech Ltd., ADR*	1,202	28,031
Kingboard Holdings Ltd.	13,921	36,789
Kingboard Laminates Holdings Ltd.	20,799	20,732
Kunlun Energy Co. Ltd.	61,643	43,020
Lee & Man Paper Manufacturing Ltd.	30,314	23,645
Nine Dragons Paper Holdings Ltd.	29,847	35,227
Shanghai Industrial Holdings Ltd.	10,403	18,364
Shenzhen International Holdings Ltd.	18,867	36,112

Shenzhen Investment Ltd.	52,047	17,494
Shimao Property Holdings Ltd.	22,654	81,084
Sino Biopharmaceutical Ltd.	132,399	191,592
SSY Group Ltd.	28,909	24,218
Sun Art Retail Group Ltd.	46,390	59,274
Towngas China Co. Ltd.*	17,907	10,384
Wharf Holdings Ltd.	20,182	42,565
Yuexiu Property Co. Ltd.	123,760	25,244
(Cost $4,158,579)		4,092,362
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	8,448	65,198
OTP Bank Nyrt	4,218	183,006
Richter Gedeon Nyrt	2,442	49,547
(Cost $211,763)		297,751
India - 8.5%
Adani Ports & Special Economic Zone Ltd.	11,817	56,033
Ambuja Cements Ltd.*	7,980	22,674
Ashok Leyland Ltd.	24,284	23,521
Asian Paints Ltd.	5,201	129,575
Aurobindo Pharma Ltd.	4,538	31,787
Avenue Supermarts Ltd., 144A*	2,418	77,865
Axis Bank Ltd., GDR	5,518	260,450
Axis Bank Ltd.	11,784	113,860
Bajaj Auto Ltd.	1,649	66,035
Bajaj Finance Ltd.	3,434	212,502
Bajaj Finserv Ltd.	737	92,429
Bandhan Bank Ltd., 144A	8,027	42,656
Berger Paints India Ltd.	3,382	26,550
Bharat Forge Ltd.	4,456	26,884
Bharat Petroleum Corp. Ltd.	12,328	72,831
Bharti Airtel Ltd.*	46,395	336,547
Bharti Infratel Ltd.	6,374	18,941
Bosch Ltd.	138	23,192
Britannia Industries Ltd.	1,206	49,635
Cipla Ltd.	7,538	42,000
Coal India Ltd.	24,594	57,389
Colgate-Palmolive India Ltd.	903	16,084
Container Corp. Of India Ltd.	3,839	27,111
Dabur India Ltd.	10,255	70,496
Divi's Laboratories Ltd.	1,588	46,362
DLF Ltd.	9,508	26,574
Dr. Reddy's Laboratories Ltd., ADR	2,282	91,645
Eicher Motors Ltd.	271	62,344
GAIL India Ltd.	30,504	44,128
Godrej Consumer Products Ltd.	6,830	53,046
Grasim Industries Ltd.	6,196	59,000
Havells India Ltd.	4,481	38,065
HCL Technologies Ltd.	20,682	153,136
HDFC Asset Management Co. Ltd., 144A	759	33,039
HDFC Life Insurance Co. Ltd., 144A	9,746	73,479
Hero MotoCorp Ltd.	1,908	54,245
Hindalco Industries Ltd.	19,809	42,792
Hindustan Petroleum Corp. Ltd.	12,637	34,592
Hindustan Unilever Ltd.	12,280	370,055
Housing Development Finance Corp. Ltd.	30,958	933,341
ICICI Bank Ltd., ADR(a)	18,021	249,951
ICICI Bank Ltd.	55,173	380,154
ICICI Lombard General Insurance Co. Ltd., 144A	3,316	56,822
ICICI Prudential Life Insurance Co. Ltd., 144A	5,564	36,344
Indian Oil Corp. Ltd.	34,342	50,323
Info Edge India Ltd.	1,047	37,624
Infosys Ltd., ADR	34,868	351,121
Infosys Ltd.	30,112	305,303
InterGlobe Aviation Ltd., 144A	1,683	30,318
ITC Ltd.	63,447	173,679
JSW Steel Ltd.	16,835	54,983
Larsen & Toubro Ltd.	9,015	148,346
LIC Housing Finance Ltd.	6,353	28,192
Lupin Ltd.	4,815	42,701
Mahindra & Mahindra Financial Services Ltd.	5,933	28,219
Mahindra & Mahindra Ltd.	14,996	94,972
Marico Ltd.	5,975	24,735
Maruti Suzuki India Ltd.	1,973	171,775
Motherson Sumi Systems Ltd.	15,672	22,509
Nestle India Ltd.	449	98,170
NTPC Ltd.	45,266	66,832
Oil & Natural Gas Corp. Ltd.	48,211	61,427
Page Industries Ltd.	97	29,767
Petronet LNG Ltd.	12,600	42,880
Pidilite Industries Ltd.	2,253	47,237
Piramal Enterprises Ltd.	1,797	32,534
Power Grid Corp. of India Ltd.	31,695	79,712
REC Ltd.	14,727	24,039
Reliance Industries Ltd., GDR, 144A	26,928	978,833
SBI Life Insurance Co. Ltd., 144A	6,329	78,087
Shree Cement Ltd.	179	56,232
Shriram Transport Finance Co. Ltd.	1,586	26,291
Siemens Ltd.	1,063	19,204
State Bank of India*	32,481	136,374
Sun Pharmaceutical Industries Ltd.	16,421	84,850
Tata Consultancy Services Ltd.	16,914	468,778
Tata Motors Ltd., ADR*(a)	6,375	58,395
Tata Power Co. Ltd.	25,164	16,284
Tata Steel Ltd.	6,938	36,700
Tech Mahindra Ltd.	9,441	97,383
Titan Co. Ltd.	6,295	109,427
UltraTech Cement Ltd.	1,953	114,191
United Spirits Ltd.*	5,967	56,749
UPL Ltd.	10,481	75,477
Vedanta Ltd.	36,168	57,133

Wipro Ltd.	9,371	28,755
Wipro Ltd., ADR	11,433	39,444
Zee Entertainment Enterprises Ltd.	16,330	54,149
(Cost $8,011,737)		9,376,295
Indonesia - 1.7%
PT Ace Hardware Indonesia Tbk	129,600	13,685
PT Adaro Energy Tbk	332,057	26,731
PT Astra International Tbk	380,598	146,562
PT Bank Central Asia Tbk	185,161	405,877
PT Bank Mandiri Persero Tbk	343,962	174,408
PT Bank Negara Indonesia Persero Tbk	148,551	72,735
PT Bank Rakyat Indonesia Persero Tbk	1,037,118	302,877
PT Bank Tabungan Negara Persero Tbk	97,574	11,561
PT Barito Pacific Tbk*	534,026	36,663
PT Bukit Asam Tbk	38,683	6,039
PT Bumi Serpong Damai Tbk*	174,413	12,156
PT Charoen Pokphand Indonesia Tbk	144,477	57,398
PT Gudang Garam Tbk	9,446	33,577
PT Hanjaya Mandala Sampoerna Tbk	210,815	24,979
PT Indah Kiat Pulp & Paper Corp. Tbk	56,598	22,190
PT Indocement Tunggal Prakarsa Tbk	38,292	39,833
PT Indofood CBP Sukses Makmur Tbk	52,843	37,844
PT Indofood Sukses Makmur Tbk	68,703	31,125
PT Jasa Marga Persero Tbk	30,266	9,872
PT Kalbe Farma Tbk	329,493	28,018
PT Pabrik Kertas Tjiwi Kimia Tbk	32,695	13,673
PT Pakuwon Jati Tbk	336,333	12,424
PT Perusahaan Gas Negara Tbk	246,973	22,033
PT Semen Indonesia Persero Tbk	59,904	43,735
PT Telekomunikasi Indonesia Persero Tbk	923,340	224,601
PT Unilever Indonesia Tbk	131,965	62,775
PT United Tractors Tbk	33,832	39,144
PT XL Axiata Tbk*	57,720	10,420
(Cost $1,960,517)		1,922,935
Luxembourg - 0.1%
Reinet Investments SCA (Cost $54,904)	2,915	60,238
Malaysia - 1.7%
AirAsia Group Bhd	35,170	8,344
AMMB Holdings Bhd	34,346	30,149
Axiata Group Bhd	54,599	54,146
Carlsberg Brewery Malaysia Bhd	2,900	21,907
CIMB Group Holdings Bhd	93,684	107,131
Dialog Group Bhd	77,336	61,282
DiGi.Com Bhd	61,960	61,151
Fraser & Neave Holdings Bhd	1,800	13,119
Gamuda Bhd	35,685	28,023
Genting Bhd	41,967	49,285
Genting Malaysia Bhd	48,934	33,551
Genting Plantations Bhd	3,400	8,083
HAP Seng Consolidated Bhd	12,451	26,468
Hartalega Holdings Bhd	28,902	42,513
Hong Leong Bank Bhd	12,841	46,611
Hong Leong Financial Group Bhd	3,100	11,253
IHH Healthcare Bhd	45,635	61,713
IJM Corp. Bhd	44,164	20,327
IOI Corp. Bhd	35,594	35,214
Kuala Lumpur Kepong Bhd	8,110	42,022
Malayan Banking Bhd	68,935	137,706
Malaysia Airports Holdings Bhd	17,200	26,892
Maxis Bhd	41,596	53,586
MISC Bhd	23,100	41,596
Nestle Malaysia Bhd	1,300	44,104
Petronas Chemicals Group Bhd	49,424	63,319
Petronas Dagangan Bhd	5,204	28,199
Petronas Gas Bhd	14,935	58,890
PPB Group Bhd	10,762	46,214
Press Metal Aluminium Holdings Bhd	26,800	29,629
Public Bank Bhd	57,922	234,986
QL Resources Bhd	12,400	24,006
RHB Bank Bhd	26,753	35,226
Sime Darby Bhd	49,823	23,641
Sime Darby Plantation Bhd	40,423	47,568
Telekom Malaysia Bhd	19,945	17,508
Tenaga Nasional Bhd	59,205	169,960
Top Glove Corp. Bhd	29,700	39,741
Westports Holdings Bhd	15,807	12,901
YTL Corp. Bhd	58,598	11,747
(Cost $2,117,094)		1,909,711
Mexico - 2.2%
Alfa SAB de CV, Class A	57,530	36,740
Alsea SAB de CV*	9,967	20,215
America Movil SAB de CV, Series L	636,762	502,085
Arca Continental SAB de CV	7,893	43,305
Cemex SAB de CV, Series CPO	274,012	88,261
Coca-Cola Femsa SAB de CV	10,213	56,547
El Puerto de Liverpool SAB de CV, Class C1	4,349	20,286
Fibra Uno Administracion SA de CV REIT	58,805	88,403
Fomento Economico Mexicano SAB de CV	36,781	297,511
Gruma SAB de CV, Class B	3,942	37,864
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,999	75,974
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,110	67,840
Grupo Bimbo SAB de CV, Series A	32,303	48,726
Grupo Carso SAB de CV, Series A1	8,159	22,396
Grupo Financiero Banorte SAB de CV, Class O	48,885	264,853
Grupo Financiero Inbursa SAB de CV, Class O	47,722	51,206
Grupo Mexico SAB de CV, Series B	65,711	154,972
Grupo Televisa SAB, Series CPO	48,179	90,150

Industrias Penoles SAB de CV	2,666	24,034
Infraestructura Energetica Nova SAB de CV	10,311	44,852
Kimberly-Clark de Mexico SAB de CV, Class A*	29,375	55,622
Megacable Holdings SAB de CV, Series CPO	6,540	21,896
Orbia Advance Corp. SAB de CV	20,015	39,139
Promotora y Operadora de Infraestructura SAB de CV	4,507	43,994
Wal-Mart de Mexico SAB de CV	98,155	275,271
(Cost $3,296,318)		2,472,142
Peru - 0.3%
Cia de Minas Buenaventura SAA, ADR(a)	3,907	43,563
Credicorp Ltd.	1,321	239,458
Southern Copper Corp.(a)	1,717	57,777
(Cost $343,421)		340,798
Philippines - 0.9%
Aboitiz Equity Ventures, Inc.	39,690	33,208
Aboitiz Power Corp.	27,446	14,807
Altus San Nicolas Corp.*(b)	871	89
Ayala Corp.	5,586	72,599
Ayala Land, Inc.	144,024	110,190
Bank of the Philippine Islands	20,224	29,399
BDO Unibank, Inc.	34,605	94,362
Globe Telecom, Inc.	654	22,824
GT Capital Holdings, Inc.	1,824	25,441
International Container Terminal Services, Inc.	19,322	40,179
JG Summit Holdings, Inc.	57,382	75,984
Jollibee Foods Corp.	8,113	27,057
Manila Electric Co.	4,270	22,600
Megaworld Corp.	223,200	14,887
Metro Pacific Investments Corp.	323,127	19,460
Metropolitan Bank & Trust Co.*	31,912	35,089
PLDT, Inc.	1,936	37,600
Robinsons Land Corp.	43,839	18,318
Security Bank Corp.	4,895	14,827
SM Investments Corp.	4,568	87,327
SM Prime Holdings, Inc.	188,691	141,773
Universal Robina Corp.	17,719	49,116
(Cost $1,197,757)		987,136
Poland - 0.7%
Bank Millennium SA*	13,747	16,916
Bank Polska Kasa Opieki SA	3,304	74,170
CCC SA	633	11,613
CD Projekt SA	1,165	82,729
Cyfrowy Polsat SA	5,313	34,139
Dino Polska SA, 144A*	907	32,794
Grupa Lotos SA	1,725	26,153
KGHM Polska Miedz SA*	2,814	50,614
LPP SA	23	40,466
mBank SA*	334	25,379
Orange Polska SA*	10,465	16,464
PGE Polska Grupa Energetyczna SA*	18,193	20,736
Polski Koncern Naftowy ORLEN SA	5,953	89,010
Polskie Gornictwo Naftowe i Gazownictwo SA	32,586	26,322
Powszechna Kasa Oszczednosci Bank Polski SA	15,356	122,516
Powszechny Zaklad Ubezpieczen SA	12,025	106,549
Santander Bank Polska SA	733	46,875
(Cost $1,056,597)		823,445
Qatar - 0.9%
Barwa Real Estate Co.	32,042	27,279
Commercial Bank PSQC	30,642	38,079
Industries Qatar QSC	36,977	91,294
Masraf Al Rayan QSC	71,993	80,470
Mesaieed Petrochemical Holding Co.	88,814	43,172
Ooredoo QPSC	18,352	31,873
Qatar Electricity & Water Co. QSC	8,758	36,199
Qatar Fuel QSC	8,500	45,053
Qatar Insurance Co. SAQ	33,942	25,168
Qatar International Islamic Bank QSC	14,011	32,707
Qatar Islamic Bank SAQ	23,132	99,103
Qatar National Bank QPSC	85,640	443,105
(Cost $928,121)		993,502
Romania - 0.1%
NEPI Rockcastle PLC (Cost $100,980)	7,817	57,124
Russia - 3.4%
Alrosa PJSC	50,182	53,553
Gazprom PJSC, ADR	8,803	53,082
Gazprom PJSC	186,892	566,155
Inter RAO UES PJSC	709,552	55,198
LUKOIL PJSC	4,078	347,442
LUKOIL PJSC, ADR	3,824	325,499
Magnit PJSC, GDR	6,972	75,925
Magnitogorsk Iron & Steel Works PJSC	45,554	27,229
MMC Norilsk Nickel PJSC	1,193	361,130
Mobile TeleSystems PJSC, ADR	9,923	96,253
Moscow Exchange MICEX-RTS PJSC	25,230	37,368
Novatek PJSC, GDR	1,744	249,915
Novolipetsk Steel PJSC	22,736	42,463
PhosAgro PJSC, GDR	2,616	28,802
Polyus PJSC	528	66,805
Rosneft Oil Co. PJSC, GDR	22,878	138,412
Sberbank of Russia PJSC	205,016	715,175
Severstal PJSC, GDR	3,202	38,712
Severstal PJSC	862	10,497
Surgutneftegas PJSC, ADR	13,176	75,103
Tatneft PJSC	28,840	289,537
VTB Bank PJSC, GDR	12,053	15,319
VTB Bank PJSC	43,565,616	28,218
X5 Retail Group NV, GDR	2,129	65,895
(Cost $3,249,039)		3,763,687

Saudi Arabia - 2.5%
Advanced Petrochemical Co.	1,845	22,057
Al Rajhi Bank	23,617	389,682
Alinma Bank	14,937	92,612
Almarai Co. JSC	4,957	60,517
Arab National Bank	9,778	65,943
Bank AlBilad	7,285	46,528
Bank Al-Jazira	7,663	28,434
Banque Saudi Fransi	10,930	99,205
Bupa Arabia for Cooperative Insurance Co.	470	12,153
Co. for Cooperative Insurance*	1,158	21,237
Dar Al Arkan Real Estate Development Co.*	10,026	25,042
Emaar Economic City*	7,006	17,293
Etihad Etisalat Co.*	7,320	44,761
Jarir Marketing Co.	1,129	45,684
National Commercial Bank	22,822	269,496
National Industrialization Co.*	6,105	19,170
Rabigh Refining & Petrochemical Co.*	4,016	16,807
Riyad Bank	21,775	127,231
Sahara International Petrochemical Co.	6,605	27,466
Samba Financial Group	17,886	128,013
Saudi Airlines Catering Co.	736	17,892
Saudi Arabian Fertilizer Co.	3,317	59,417
Saudi Arabian Mining Co.*	8,215	83,431
Saudi Arabian Oil Co., 144A*	22,668	201,514
Saudi Basic Industries Corp.	14,031	294,346
Saudi British Bank	12,964	97,450
Saudi Cement Co.	1,389	22,585
Saudi Electricity Co.	16,538	74,061
Saudi Industrial Investment Group	4,139	23,257
Saudi Kayan Petrochemical Co.*	14,351	33,893
Saudi Telecom Co.	7,361	162,073
Savola Group*	5,058	45,099
Yanbu National Petrochemical Co.	4,458	58,822
(Cost $3,173,595)		2,733,171
Singapore - 0.0%
BOC Aviation Ltd., 144A (Cost $26,264)	4,112	35,687
South Africa - 4.0%
Absa Group Ltd.	12,869	109,139
Anglo American Platinum Ltd.(a)	958	64,317
AngloGold Ashanti Ltd.	7,848	139,740
Aspen Pharmacare Holdings Ltd.*	7,986	51,192
Bid Corp. Ltd.	6,103	108,809
Bidvest Group Ltd.(a)	5,347	61,696
Capitec Bank Holdings Ltd.	838	69,833
Clicks Group Ltd.	5,049	76,221
Discovery Ltd.	8,074	49,841
Exxaro Resources Ltd.	4,804	34,490
FirstRand Ltd.(a)	63,760	225,285
Fortress REIT Ltd., Class A REIT	23,900	24,743
Foschini Group Ltd.	4,385	35,060
Gold Fields Ltd.	16,316	96,453
Growthpoint Properties Ltd. REIT	51,211	57,777
Impala Platinum Holdings Ltd.*	15,091	120,583
Investec Ltd.	6,120	30,941
Kumba Iron Ore Ltd.(a)	1,330	23,929
Liberty Holdings Ltd.(a)	3,017	18,123
Life Healthcare Group Holdings Ltd.	25,866	36,975
Momentum Metropolitan Holdings	20,625	23,534
Mr Price Group Ltd.	5,253	50,836
MTN Group Ltd.(a)	32,133	151,808
MultiChoice Group*	8,340	48,340
Naspers Ltd., Class N	8,419	1,284,945
Nedbank Group Ltd.	7,429	84,105
Northam Platinum Ltd.*	6,379	45,475
Old Mutual Ltd.	92,811	93,168
Pepkor Holdings Ltd., 144A	11,997	11,812
Pick n Pay Stores Ltd.	8,284	29,334
PSG Group Ltd.	2,560	30,622
Rand Merchant Investment Holdings Ltd.	15,349	24,470
Redefine Properties Ltd. REIT	108,823	37,879
Remgro Ltd.	10,421	106,882
RMB Holdings Ltd.	15,973	71,735
Sanlam Ltd.	35,151	146,417
Sasol Ltd.(a)	10,382	123,719
Shoprite Holdings Ltd.	9,437	67,825
Sibanye Stillwater Ltd.*	42,764	86,268
SPAR Group Ltd.	3,598	37,825
Standard Bank Group Ltd.	24,541	233,611
Telkom SA SOC Ltd.	6,301	10,534
Tiger Brands Ltd.	3,175	30,816
Vodacom Group Ltd.	11,429	80,347
Woolworths Holdings Ltd.	18,005	41,262
(Cost $6,397,314)		4,388,716
South Korea - 10.3%
Amorepacific Corp.	629	83,383
AMOREPACIFIC Group	561	28,639
BGF retail Co. Ltd.	178	22,204
BNK Financial Group, Inc.	5,642	28,663
Celltrion Healthcare Co. Ltd.*	1,137	60,665
Celltrion, Inc.*	1,741	243,697
Cheil Worldwide, Inc.	1,198	19,087
CJ CheilJedang Corp.	156	31,341
CJ Corp.	326	21,608
CJ ENM Co. Ltd.	219	22,684
CJ Logistics Corp.*	170	18,687
Coway Co. Ltd.	1,038	58,887
Daelim Industrial Co. Ltd.*	501	29,907
Daewoo Engineering & Construction Co. Ltd.*	3,304	11,018
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	847	15,448
DB Insurance Co. Ltd.	766	27,310

Doosan Bobcat, Inc.	781	18,263
E-MART, Inc.	420	36,311
Fila Holdings Corp.	942	29,784
GS Engineering & Construction Corp.	1,056	22,824
GS Holdings Corp.	895	30,398
GS Retail Co. Ltd.	640	18,628
Hana Financial Group, Inc.	5,364	138,682
Hankook Tire & Technology Co. Ltd.	1,013	21,269
Hanmi Pharm. Co. Ltd.	139	29,872
Hanon Systems	2,489	21,621
Hanwha Corp.	414	6,835
Hanwha Life Insurance Co. Ltd.	5,897	8,012
Hanwha Solutions Corp.	1,766	25,956
HDC Hyundai Development Co-Engineering & Construction, Class E	611	9,081
Helixmith Co. Ltd.*	334	17,078
HLB, Inc.*	674	53,554
Hotel Shilla Co. Ltd.	623	41,191
Hyundai Department Store Co. Ltd.	234	13,660
Hyundai Engineering & Construction Co. Ltd.	1,569	44,829
Hyundai Glovis Co. Ltd.	336	34,029
Hyundai Heavy Industries Holdings Co. Ltd.	202	44,991
Hyundai Marine & Fire Insurance Co. Ltd.	1,375	25,587
Hyundai Mobis Co. Ltd.	1,240	214,409
Hyundai Motor Co.	2,849	269,769
Hyundai Steel Co.	1,558	30,596
Industrial Bank of Korea	4,583	35,887
Kakao Corp.	910	128,876
Kangwon Land, Inc.*	2,364	44,380
KB Financial Group, Inc.	7,667	245,571
KCC Corp.	30	4,113
Kia Motors Corp.	5,014	149,656
KMW Co. Ltd.*	457	18,306
Korea Aerospace Industries Ltd.*	1,498	31,637
Korea Electric Power Corp.	4,637	81,324
Korea Gas Corp.	411	9,509
Korea Investment Holdings Co. Ltd.	858	44,366
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	730	62,511
Korea Zinc Co. Ltd.	180	61,433
Korean Air Lines Co. Ltd.*	1,050	19,280
KT&G Corp.	2,128	148,408
Kumho Petrochemical Co. Ltd.	403	19,677
LG Chem Ltd.	839	254,222
LG Corp.	1,597	88,759
LG Display Co. Ltd.	4,798	53,728
LG Electronics, Inc.	1,885	93,746
LG Household & Health Care Ltd.	174	174,931
LG Innotek Co. Ltd.	324	34,681
LG Uplus Corp.	4,041	43,920
Lotte Chemical Corp.	335	51,719
Lotte Corp.	345	8,252
Lotte Shopping Co. Ltd.	233	18,264
Medy-Tox, Inc.	93	22,475
Meritz Securities Co. Ltd.	5,608	16,046
Mirae Asset Daewoo Co. Ltd.	7,158	37,367
NAVER Corp.	2,693	385,823
NCSoft Corp.	324	173,138
Neoplux Co. Ltd.*	25	63
Netmarble Corp., 144A*	511	37,278
NH Investment & Securities Co. Ltd.	3,004	24,685
OCI Co. Ltd.*	389	15,775
Orion Corp.	470	36,493
Ottogi Corp.	31	12,686
Pan Ocean Co. Ltd.*	5,310	16,330
Pearl Abyss Corp.*	135	19,697
POSCO	1,491	240,009
POSCO Chemical Co. Ltd.	511	23,099
Posco International Corp.	1,048	12,900
S-1 Corp.	356	24,095
Samsung Biologics Co. Ltd., 144A*	295	112,583
Samsung C&T Corp.	1,516	131,690
Samsung Card Co. Ltd.	497	13,791
Samsung Electro-Mechanics Co. Ltd.	1,131	117,337
Samsung Electronics Co. Ltd.	90,336	4,031,463
Samsung Engineering Co. Ltd.*	3,043	35,328
Samsung Fire & Marine Insurance Co. Ltd.	559	91,134
Samsung Heavy Industries Co. Ltd.*	8,819	42,334
Samsung Life Insurance Co. Ltd.	1,396	67,243
Samsung SDI Co. Ltd.	1,038	252,128
Samsung SDS Co. Ltd.	625	85,683
Samsung Securities Co. Ltd.	1,167	31,805
Shinhan Financial Group Co. Ltd.	9,212	244,996
Shinsegae Inc.	138	26,816
SK Holdings Co. Ltd.	685	108,291
SK Hynix, Inc.	10,322	747,060
SK Innovation Co. Ltd.	1,065	99,090
SK Telecom Co. Ltd.	386	67,538
S-Oil Corp.	919	50,396
Woori Financial Group, Inc.	9,196	72,765
Yuhan Corp.	177	31,188
(Cost $9,122,001)		11,416,231
Spain - 0.0%
AmRest Holdings SE* (Cost $14,833)	1,452	14,828
Taiwan - 11.6%
Accton Technology Corp.	8,985	48,516
Acer, Inc.	65,113	35,159
Advantech Co. Ltd.	6,778	65,923
Airtac International Group	2,453	39,007
ASE Technology Holding Co. Ltd.	64,081	150,893
Asia Cement Corp.	39,196	57,410
Asustek Computer, Inc.	13,669	92,994

AU Optronics Corp.	151,117	47,412
Catcher Technology Co. Ltd.	11,611	90,880
Cathay Financial Holding Co. Ltd.	138,502	183,193
Chailease Holding Co. Ltd.	23,727	90,114
Chang Hwa Commercial Bank Ltd.	111,073	85,104
Cheng Shin Rubber Industry Co. Ltd.	40,534	52,944
Chicony Electronics Co. Ltd.	13,433	37,043
China Airlines Ltd.	28,482	7,676
China Development Financial Holding Corp.	239,807	72,545
China Life Insurance Co. Ltd.*	47,214	37,656
China Steel Corp.	221,016	167,882
Chunghwa Telecom Co. Ltd.	70,791	252,495
Compal Electronics, Inc.	76,341	46,516
CTBC Financial Holding Co. Ltd.	332,683	249,407
Delta Electronics, Inc.	35,705	165,085
E.Sun Financial Holding Co. Ltd.	205,711	197,358
Eclat Textile Co. Ltd.	2,788	33,147
Eva Airways Corp.	50,765	20,202
Evergreen Marine Corp. Taiwan Ltd.*	57,045	21,760
Far Eastern New Century Corp.	61,513	57,390
Far EasTone Telecommunications Co. Ltd.	31,523	68,815
Feng TAY Enterprise Co. Ltd.	4,618	26,080
First Financial Holding Co. Ltd.	196,879	154,099
Formosa Chemicals & Fibre Corp.	68,033	184,690
Formosa Petrochemical Corp.	20,498	58,286
Formosa Plastics Corp.	83,005	249,458
Formosa Taffeta Co. Ltd.	18,915	20,927
Foxconn Technology Co. Ltd.	18,214	35,791
Fubon Financial Holding Co. Ltd.	128,972	189,330
Giant Manufacturing Co. Ltd.	5,404	29,358
Globalwafers Co. Ltd.	4,224	57,125
Highwealth Construction Corp.	17,423	25,807
Hiwin Technologies Corp.	3,933	39,162
Hon Hai Precision Industry Co. Ltd.	238,613	632,792
Hotai Motor Co. Ltd.	6,066	125,609
Hua Nan Financial Holdings Co. Ltd.	154,870	110,221
Innolux Corp.	150,946	39,382
Inventec Corp.	41,418	31,392
Largan Precision Co. Ltd.	1,909	279,294
Lite-On Technology Corp.	40,893	59,220
MediaTek, Inc.	28,755	341,875
Mega Financial Holding Co. Ltd.	199,033	212,643
Micro-Star International Co. Ltd.	15,034	45,083
Nan Ya Plastics Corp.	99,193	223,090
Nanya Technology Corp.	23,863	60,919
Nien Made Enterprise Co. Ltd.	3,121	25,150
Novatek Microelectronics Corp.	11,128	71,848
Pegatron Corp.	37,614	77,888
Phison Electronics Corp.	3,129	34,463
Pou Chen Corp.	40,708	45,844
Powertech Technology, Inc.	15,609	52,581
President Chain Store Corp.	11,352	111,160
Quanta Computer, Inc.	51,064	104,558
Realtek Semiconductor Corp.	9,934	73,817
Ruentex Development Co. Ltd.*	13,761	18,656
Ruentex Industries Ltd.	6,580	14,690
Shanghai Commercial & Savings Bank Ltd.	61,057	101,427
Shin Kong Financial Holding Co. Ltd.*	203,208	61,809
SinoPac Financial Holdings Co. Ltd.	208,467	89,502
Standard Foods Corp.	8,043	18,036
Synnex Technology International Corp.	18,661	23,173
Taishin Financial Holding Co. Ltd.	197,717	92,722
Taiwan Business Bank	106,344	42,145
Taiwan Cement Corp.	91,297	127,390
Taiwan Cooperative Financial Holding Co. Ltd.	163,553	113,160
Taiwan High Speed Rail Corp.	36,819	41,951
Taiwan Mobile Co. Ltd.	31,600	109,579
Taiwan Semiconductor Manufacturing Co. Ltd.	466,917	4,872,794
Tatung Co. Ltd.*	39,344	27,352
Uni-President Enterprises Corp.	88,545	214,056
United Microelectronics Corp.	226,677	114,538
Vanguard International Semiconductor Corp.	18,160	44,501
Walsin Technology Corp.	6,658	46,835
Win Semiconductors Corp.	6,568	59,326
Winbond Electronics Corp.	61,171	32,323
Wistron Corp.	59,376	53,043
Wiwynn Corp.	1,387	33,164
WPG Holdings Ltd.	23,805	30,504
Yageo Corp.	4,313	58,400
Yuanta Financial Holding Co. Ltd.	173,544	110,043
Zhen Ding Technology Holding Ltd.	10,356	39,503
(Cost $8,904,617)		12,894,090
Thailand - 2.2%
Advanced Info Service PCL, NVDR	22,174	140,542
Airports of Thailand PCL, NVDR	80,700	152,807
B Grimm Power PCL, NVDR	12,400	17,782
Bangkok Bank PCL, NVDR	10,246	42,698
Bangkok Dusit Medical Services PCL, NVDR	175,000	123,118
Bangkok Expressway & Metro PCL, NVDR	159,700	46,814
Banpu PCL, NVDR	81,700	18,383
Berli Jucker PCL, NVDR	22,200	25,679
BTS Group Holdings PCL, NVDR	149,844	51,760
Bumrungrad Hospital PCL, NVDR	8,900	36,243
Central Pattana PCL, NVDR	44,500	74,743
Central Retail Corp PCL, NVDR*	34,300	34,240
Charoen Pokphand Foods PCL, NVDR	78,443	66,498
CP ALL PCL, NVDR	112,100	233,579
Electricity Generating PCL, NVDR	5,500	47,584
Energy Absolute PCL, NVDR	34,500	42,640
Global Power Synergy PCL, NVDR	12,400	24,757

Gulf Energy Development PCL, NVDR	10,800	56,644
Home Product Center PCL, NVDR	116,900	47,419
Indorama Ventures PCL, NVDR	32,897	27,106
Intouch Holdings PCL, NVDR	42,300	72,388
IRPC PCL, NVDR	226,802	15,813
Kasikornbank PCL, NVDR	37,079	139,832
Krung Thai Bank PCL, NVDR	81,006	35,940
Land & Houses PCL, NVDR	147,400	39,238
Minor International PCL, NVDR	48,500	42,267
Muangthai Capital PCL, NVDR	11,700	21,320
Osotspa PCL, NVDR	12,400	16,406
PTT Exploration & Production PCL, NVDR	28,613	96,117
PTT Global Chemical PCL, NVDR	48,600	63,532
PTT PCL	57,000	70,448
PTT PCL, NVDR	156,480	193,399
Ratch Group PCL, NVDR	13,700	25,616
Siam Cement PCL	6,458	63,444
Siam Cement PCL, NVDR	7,900	77,611
Siam Commercial Bank PCL, NVDR	14,598	40,364
Srisawad Corp. PCL, NVDR	12,400	26,427
Thai Oil PCL, NVDR	21,357	29,272
Thai Union Group PCL, NVDR	65,200	31,613
TMB Bank PCL, NVDR	499,326	17,248
Total Access Communication PCL, NVDR	13,200	15,269
True Corp. PCL, NVDR	225,600	23,736
(Cost $2,725,041)		2,468,336
Turkey - 0.5%
Akbank T.A.S.*	54,107	58,703
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,688	16,507
Arcelik AS*	5,349	15,951
Aselsan Elektronik Sanayi Ve Ticaret AS	6,362	28,079
BIM Birlesik Magazalar AS	8,439	65,066
Eregli Demir ve Celik Fabrikalari TAS	26,750	35,419
Ford Otomotiv Sanayi AS	1,591	19,917
Haci Omer Sabanci Holding AS	11,787	16,099
KOC Holding AS	15,148	41,816
TAV Havalimanlari Holding AS	3,791	12,388
Tupras Turkiye Petrol Rafinerileri AS	2,397	38,971
Turk Hava Yollari AO*	12,512	23,595
Turkcell Iletisim Hizmetleri AS	15,969	35,471
Turkiye Garanti Bankasi AS*	45,867	69,933
Turkiye Is Bankasi AS, Class C*	28,034	25,691
(Cost $894,527)		503,606
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	55,315	107,381
Aldar Properties PJSC	69,955	40,379
DP World PLC	3,427	55,689
Dubai Islamic Bank PJSC	30,488	44,825
Emaar Malls PJSC	45,747	20,053
Emaar Properties PJSC	71,909	68,525
Emirates Telecommunications Group Co. PJSC	34,055	146,499
First Abu Dhabi Bank PJSC	51,208	199,654
(Cost $705,311)		683,005
United States(c) - 0.0%
Nexteer Automotive Group Ltd. (Cost $37,852)	17,578	12,944
TOTAL COMMON STOCKS
(Cost $93,163,012)		104,078,379
PREFERRED STOCKS - 2.9%
Brazil - 2.0%
Banco Bradesco SA	75,604	516,154
Braskem SA, Class A	3,678	22,116
Centrais Eletricas Brasileiras SA, Class B	4,918	39,426
Cia Energetica de Minas Gerais	19,454	60,730
Gerdau SA	20,914	79,178
Itau Unibanco Holding SA	91,396	654,011
Itausa - Investimentos Itau SA	86,304	231,783
Lojas Americanas SA	14,624	86,988
Petroleo Brasileiro SA	80,751	457,575
Telefonica Brasil SA	8,019	95,721
(Cost $1,676,740)		2,243,682
Chile - 0.1%
Embotelladora Andina SA, Class B	5,911	14,273
Sociedad Quimica y Minera de Chile SA, Class B	2,261	59,313
(Cost $59,156)		73,586
Colombia - 0.1%
Bancolombia SA	8,139	97,320
Grupo Aval Acciones y Valores SA	81,392	33,536
(Cost $110,392)		130,856
Russia - 0.1%
Surgutneftegas PJSC	123,740	60,616
Transneft PJSC	10	22,699
(Cost $99,748)		83,315
South Korea - 0.6%
Amorepacific Corp.	227	13,719
AMOREPACIFIC Group	37	1,298
Hyundai Motor Co.	498	27,186
Hyundai Motor Co. - 2nd Preferred	647	39,901
LG Chem Ltd.	144	22,172
LG Household & Health Care Ltd.	42	25,349
Samsung Electronics Co. Ltd.	15,692	588,531
(Cost $441,667)		718,156
TOTAL PREFERRED STOCKS (Cost $2,387,703)		3,249,595

		Principal Amount	Value
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22 (Cost $411)	INR	$29,160	$419

	Number of Shares	Value
RIGHTS - 0.0%
China - 0.0%
Zhengqi Financial Holding Corp.* (b)
(Cost $0)	532	0
South Korea - 0.0%
HDC Hyundai Development Co-Engineering & Construction*, Class E, expires 3/9/20 (Cost $0)	305	699
TOTAL RIGHTS
(Cost $0)		699
WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL*, expires 2/16/21	14,384	392
Minor International PCL*, expires 9/30/21	2,475	133
(Cost $0)		525
TOTAL WARRANTS
(Cost $0)		525
EXCHANGE-TRADED FUNDS - 0.0%
Global X MSCI Pakistan ETF
(Cost $64,435)	6,500	43,745

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
(Cost $1,123,874)	1,123,874	1,123,874
CASH EQUIVALENTS - 2.9%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
(Cost $3,180,303)	3,180,303	3,180,303

TOTAL INVESTMENTS - 100.7% (Cost $99,919,738)		$111,677,539
Other assets and liabilities, net - (0.7%)		(791,638)
NET ASSETS - 100.0%		$110,885,901

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.50%(d)(e)
751,459	372,415	(f)	—	—	—	10,782	—	1,123,874	1,123,874
CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series "Institutional Shares", 1.54%(d)
879,859	30,684,204		(28,383,760)	—	—	23,248	—	3,180,303	3,180,303
1,631,318	31,056,619		(28,383,760)	—	—	34,030	—	4,304,177	4,304,177

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2020 amounted to $1,786,982, which is 1.6% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Securities are listed in country of domicile and trade on exchanges within the MSCI EM US Dollar Hedged Index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $906,881.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC	Joint Stock Company
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020 the Xtrackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Financials	$25,088,101	23.3%
Information Technology	17,641,082	16.4
Consumer Discretionary	15,885,389	14.7
Communication Services	12,718,902	11.9
Materials	7,403,814	6.9
Energy	7,172,204	6.7
Consumer Staples	6,676,367	6.3
Industrials	5,545,210	5.2
Health Care	3,360,187	3.1
Real Estate	3,189,657	3.0
Utilities	2,648,704	2.5
Total	$107,329,617	100.0%

At February 29, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(g)
MSCI Emerging Markets Index Futures	USD	70	$3,737,148	$3,530,800	3/20/2020	$(206,348)

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2020.

As of February 29, 2020, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
The Bank of New York Mellon	3/3/2020	BRL	4,841	USD	1,082	$—	$(1)
The Bank of New York Mellon	3/3/2020	BRL	1,385	USD	310	—	—
Citigroup Global Markets	3/4/2020	AED	2,895,600	USD	788,272	—	(99)
Bank of America	3/4/2020	BRL	677,600	USD	158,307	6,823	—
Citigroup Global Markets	3/4/2020	BRL	1,782,000	USD	415,104	16,721	—
Citigroup Global Markets	3/4/2020	BRL	5,633,800	USD	1,314,435	54,944	—
JP Morgan & Chase Co.	3/4/2020	BRL	4,570,800	USD	1,068,543	46,696	—
RBC Capital Markets	3/4/2020	BRL	25,374,100	USD	5,929,512	256,885	—
Bank of America	3/4/2020	CLP	14,715,400	USD	18,358	366	—
Citigroup Global Markets	3/4/2020	CLP	728,410,400	USD	911,653	21,052	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
JP Morgan & Chase Co.	3/4/2020	CNH	17,090,000	USD	2,437,292	$—	$(11,472)
RBC Capital Markets	3/4/2020	CNH	13,340,700	USD	1,902,770	—	(8,771)
RBC Capital Markets	3/4/2020	CNH	1,143,000	USD	163,014	—	(763)
Citigroup Global Markets	3/4/2020	COP	1,481,944,400	USD	432,180	11,156	—
Citigroup Global Markets	3/4/2020	CZK	2,186,000	USD	96,190	1,340	—
JP Morgan & Chase Co.	3/4/2020	CZK	2,685,000	USD	118,145	1,643	—
Citigroup Global Markets	3/4/2020	EGP	2,695,600	USD	168,950	—	(3,062)
JP Morgan & Chase Co.	3/4/2020	EUR	368,800	USD	409,420	2,179	—
Citigroup Global Markets	3/4/2020	HKD	89,687,100	USD	11,544,257	38,378	—
JP Morgan & Chase Co.	3/4/2020	HKD	28,721,500	USD	3,696,756	12,100	—
RBC Capital Markets	3/4/2020	HKD	79,030,300	USD	10,172,126	33,399	—
JP Morgan & Chase Co.	3/4/2020	HUF	57,252,000	USD	188,090	1,160	—
RBC Capital Markets	3/4/2020	HUF	44,286,400	USD	145,495	898	—
Citigroup Global Markets	3/4/2020	IDR	20,349,092,700	USD	1,479,611	61,849	—
JP Morgan & Chase Co.	3/4/2020	IDR	11,405,877,400	USD	829,699	35,029	—
RBC Capital Markets	3/4/2020	IDR	1,516,118,300	USD	110,351	4,720	—
Citigroup Global Markets	3/4/2020	INR	34,943,000	USD	486,549	2,561	—
Citigroup Global Markets	3/4/2020	INR	76,834,800	USD	1,072,213	7,991	—
JP Morgan & Chase Co.	3/4/2020	INR	667,763,000	USD	9,319,921	70,880	—
JP Morgan & Chase Co.	3/4/2020	KRW	3,333,670,400	USD	2,797,220	52,179	—
JP Morgan & Chase Co.	3/4/2020	KRW	626,773,000	USD	523,541	7,438	—
RBC Capital Markets	3/4/2020	KRW	13,086,517,700	USD	10,982,861	207,042	—
Citigroup Global Markets	3/4/2020	MXN	35,809,300	USD	1,884,998	66,883	—
Citigroup Global Markets	3/4/2020	MXN	2,765,000	USD	145,539	5,154	—
JP Morgan & Chase Co.	3/4/2020	MXN	4,373,400	USD	230,207	8,160	—
RBC Capital Markets	3/4/2020	MXN	13,500,500	USD	710,658	25,208	—
RBC Capital Markets	3/4/2020	MYR	8,822,100	USD	2,151,732	58,925	—
Citigroup Global Markets	3/4/2020	PHP	27,035,300	USD	530,468	245	—
JP Morgan & Chase Co.	3/4/2020	PHP	423,100	USD	8,282	—	(16)
RBC Capital Markets	3/4/2020	PHP	32,327,200	USD	634,489	479	—
Citigroup Global Markets	3/4/2020	PLN	3,655,100	USD	942,422	10,435	—
JP Morgan & Chase Co.	3/4/2020	PLN	575,200	USD	148,304	1,638	—
Citigroup Global Markets	3/4/2020	QAR	4,297,200	USD	1,172,561	—	(7,556)
Citigroup Global Markets	3/4/2020	RUB	50,241,800	USD	783,317	32,679	—
Citigroup Global Markets	3/4/2020	RUB	6,313,000	USD	98,346	4,027	—
JP Morgan & Chase Co.	3/4/2020	RUB	232,141,600	USD	3,619,115	150,803	—
JP Morgan & Chase Co.	3/4/2020	THB	92,763,000	USD	2,967,229	27,275	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
JP Morgan & Chase Co.	3/4/2020	TRY	2,333,200	USD	387,092	$13,378	$—
RBC Capital Markets	3/4/2020	TRY	1,098,000	USD	182,167	6,297	—
RBC Capital Markets	3/4/2020	TRY	423,000	USD	70,177	2,424	—
Citigroup Global Markets	3/4/2020	TWD	189,357,400	USD	6,273,228	18,544	—
JP Morgan & Chase Co.	3/4/2020	TWD	179,265,400	USD	5,921,627	292	—
RBC Capital Markets	3/4/2020	TWD	55,209,500	USD	1,828,129	4,498	—
Citigroup Global Markets	3/4/2020	USD	788,377	AED	2,895,600	—	(6)
Bank of America	3/4/2020	USD	150,111	BRL	677,600	1,373	—
Citigroup Global Markets	3/4/2020	USD	342,406	BRL	1,453,000	—	(17,574)
Citigroup Global Markets	3/4/2020	USD	1,321,440	BRL	5,962,800	11,602	—
JP Morgan & Chase Co.	3/4/2020	USD	1,014,831	BRL	4,570,800	7,015	—
RBC Capital Markets	3/4/2020	USD	5,623,753	BRL	25,374,100	48,873	—
Bank of America	3/4/2020	USD	17,935	CLP	14,715,400	57	—
Citigroup Global Markets	3/4/2020	USD	78,334	CLP	62,819,000	—	(1,527)
Citigroup Global Markets	3/4/2020	USD	811,519	CLP	665,591,400	2,275	—
JP Morgan & Chase Co.	3/4/2020	USD	2,291,572	CNH	16,018,000	3,589	—
JP Morgan & Chase Co.	3/4/2020	USD	153,255	CNH	1,072,000	348	—
RBC Capital Markets	3/4/2020	USD	2,071,986	CNH	14,483,700	3,331	—
Citigroup Global Markets	3/4/2020	USD	418,661	COP	1,481,944,400	2,362	—
Citigroup Global Markets	3/4/2020	USD	94,233	CZK	2,186,000	617	—
JP Morgan & Chase Co.	3/4/2020	USD	115,744	CZK	2,685,000	757	—
Citigroup Global Markets	3/4/2020	USD	172,543	EGP	2,695,600	—	(531)
JP Morgan & Chase Co.	3/4/2020	USD	346,891	EUR	315,800	1,827	—
JP Morgan & Chase Co.	3/4/2020	USD	58,840	EUR	53,000	—	(316)
Citigroup Global Markets	3/4/2020	USD	11,120,946	HKD	86,665,100	—	(2,757)
Citigroup Global Markets	3/4/2020	USD	389,001	HKD	3,022,000	—	(1,311)
JP Morgan & Chase Co.	3/4/2020	USD	3,685,560	HKD	28,721,500	—	(904)
RBC Capital Markets	3/4/2020	USD	964,362	HKD	7,491,000	—	(3,349)
RBC Capital Markets	3/4/2020	USD	9,179,885	HKD	71,539,300	—	(2,171)
JP Morgan & Chase Co.	3/4/2020	USD	186,256	HUF	57,252,000	673	—
RBC Capital Markets	3/4/2020	USD	144,083	HUF	44,286,400	514	—
Citigroup Global Markets	3/4/2020	USD	1,299,980	IDR	18,674,207,700	1,090	—
Citigroup Global Markets	3/4/2020	USD	122,165	IDR	1,674,885,000	—	(5,473)
JP Morgan & Chase Co.	3/4/2020	USD	792,735	IDR	11,405,877,400	1,935	—
RBC Capital Markets	3/4/2020	USD	105,213	IDR	1,516,118,300	418	—
Citigroup Global Markets	3/4/2020	USD	402,328	INR	28,694,000	—	(4,893)
Citigroup Global Markets	3/4/2020	USD	1,149,154	INR	83,083,800	1,622	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
JP Morgan & Chase Co.	3/4/2020	USD	9,241,499	INR	667,763,000	$7,542	$—
JP Morgan & Chase Co.	3/4/2020	USD	2,700,467	KRW	3,279,531,400	—	(6)
JP Morgan & Chase Co.	3/4/2020	USD	574,847	KRW	680,912,000	—	(14,164)
RBC Capital Markets	3/4/2020	USD	10,771,683	KRW	13,086,517,700	4,135	—
Citigroup Global Markets	3/4/2020	USD	1,948,263	MXN	38,574,300	10,237	—
JP Morgan & Chase Co.	3/4/2020	USD	111,555	MXN	2,208,400	570	—
JP Morgan & Chase Co.	3/4/2020	USD	115,507	MXN	2,165,000	—	(5,585)
RBC Capital Markets	3/4/2020	USD	681,871	MXN	13,500,500	3,578	—
RBC Capital Markets	3/4/2020	USD	91,440	MYR	376,000	—	(2,244)
RBC Capital Markets	3/4/2020	USD	2,003,582	MYR	8,446,100	29	—
Citigroup Global Markets	3/4/2020	USD	47,467	PHP	2,422,000	34	—
Citigroup Global Markets	3/4/2020	USD	482,188	PHP	24,613,300	534	—
JP Morgan & Chase Co.	3/4/2020	USD	8,304	PHP	423,100	—	(6)
RBC Capital Markets	3/4/2020	USD	633,482	PHP	32,327,200	528	—
Citigroup Global Markets	3/4/2020	USD	927,058	PLN	3,655,100	4,929	—
JP Morgan & Chase Co.	3/4/2020	USD	75,194	PLN	291,000	—	(994)
JP Morgan & Chase Co.	3/4/2020	USD	72,083	PLN	284,200	383	—
Citigroup Global Markets	3/4/2020	USD	1,180,177	QAR	4,297,200	—	(61)
Citigroup Global Markets	3/4/2020	USD	775,526	RUB	52,125,800	3,260	—
Citigroup Global Markets	3/4/2020	USD	70,173	RUB	4,429,000	—	(4,002)
JP Morgan & Chase Co.	3/4/2020	USD	3,453,666	RUB	232,141,600	14,646	—
JP Morgan & Chase Co.	3/4/2020	USD	2,827,458	THB	89,277,000	2,013	—
JP Morgan & Chase Co.	3/4/2020	USD	112,625	THB	3,486,000	—	(2,142)
JP Morgan & Chase Co.	3/4/2020	USD	373,357	TRY	2,333,200	357	—
RBC Capital Markets	3/4/2020	USD	243,192	TRY	1,521,000	430	—
Citigroup Global Markets	3/4/2020	USD	5,605,407	TWD	169,395,400	—	(10,090)
Citigroup Global Markets	3/4/2020	USD	115,250	TWD	3,493,000	128	—
Citigroup Global Markets	3/4/2020	USD	547,780	TWD	16,469,000	—	(3,791)
JP Morgan & Chase Co.	3/4/2020	USD	5,933,386	TWD	179,265,400	—	(12,052)
RBC Capital Markets	3/4/2020	USD	1,825,711	TWD	55,209,500	—	(2,080)
Bank of America	3/4/2020	USD	564,345	ZAR	8,878,000	4,404	—
JP Morgan & Chase Co.	3/4/2020	USD	213,652	ZAR	3,160,000	—	(11,213)
JP Morgan & Chase Co.	3/4/2020	USD	3,544,227	ZAR	55,764,900	28,228	—
RBC Capital Markets	3/4/2020	USD	958,201	ZAR	15,075,900	7,603	—
Bank of America	3/4/2020	ZAR	7,170,000	USD	476,230	16,900	—
Bank of America	3/4/2020	ZAR	1,708,000	USD	113,443	4,024	—
JP Morgan & Chase Co.	3/4/2020	ZAR	58,924,900	USD	3,913,352	138,459	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
RBC Capital Markets	3/4/2020	ZAR	15,075,900	USD	1,001,225	$35,421	$—
Citigroup Global Markets	4/3/2020	AED	2,895,600	USD	788,304	—	(6)
Bank of America	4/3/2020	BRL	677,600	USD	149,832	—	(1,372)
Citigroup Global Markets	4/3/2020	BRL	5,962,800	USD	1,318,810	—	(11,766)
JP Morgan & Chase Co.	4/3/2020	BRL	4,570,800	USD	1,012,875	—	(7,081)
RBC Capital Markets	4/3/2020	BRL	25,374,100	USD	5,612,354	—	(49,776)
Bank of America	4/3/2020	CLP	14,715,400	USD	17,940	—	(54)
Citigroup Global Markets	4/3/2020	CLP	665,591,400	USD	811,469	—	(2,436)
JP Morgan & Chase Co.	4/3/2020	CNH	16,018,000	USD	2,289,404	—	(3,811)
JP Morgan & Chase Co.	4/3/2020	CNH	3,115,000	USD	445,202	—	(756)
RBC Capital Markets	4/3/2020	CNH	14,483,700	USD	2,070,194	—	(3,363)
Citigroup Global Markets	4/3/2020	COP	1,481,944,400	USD	417,895	—	(2,497)
Citigroup Global Markets	4/3/2020	CZK	2,186,000	USD	94,198	—	(620)
JP Morgan & Chase Co.	4/3/2020	CZK	2,685,000	USD	115,701	—	(761)
Citigroup Global Markets	4/3/2020	EGP	2,695,600	USD	168,818	—	(243)
JP Morgan & Chase Co.	4/3/2020	EUR	315,800	USD	347,524	—	(1,856)
Citigroup Global Markets	4/3/2020	HKD	86,665,100	USD	11,121,680	2,475	—
JP Morgan & Chase Co.	4/3/2020	HKD	12,711,000	USD	1,631,152	320	—
JP Morgan & Chase Co.	4/3/2020	HKD	28,721,500	USD	3,685,727	735	—
RBC Capital Markets	4/3/2020	HKD	71,539,300	USD	9,180,297	1,745	—
JP Morgan & Chase Co.	4/3/2020	HUF	57,252,000	USD	186,403	—	(695)
RBC Capital Markets	4/3/2020	HUF	44,286,400	USD	144,185	—	(541)
Citigroup Global Markets	4/3/2020	IDR	18,674,207,700	USD	1,281,249	—	(16,141)
JP Morgan & Chase Co.	4/3/2020	IDR	11,405,877,400	USD	779,782	—	(12,641)
RBC Capital Markets	4/3/2020	IDR	1,516,118,300	USD	103,645	—	(1,687)
JP Morgan & Chase Co.	4/3/2020	KRW	3,279,531,400	USD	2,701,270	—	(349)
RBC Capital Markets	4/3/2020	KRW	13,086,517,700	USD	10,774,787	—	(5,651)
Citigroup Global Markets	4/3/2020	MXN	38,574,300	USD	1,938,854	—	(10,100)
JP Morgan & Chase Co.	4/3/2020	MXN	2,208,400	USD	111,023	—	(555)
RBC Capital Markets	4/3/2020	MXN	13,500,500	USD	678,622	—	(3,487)
RBC Capital Markets	4/3/2020	MYR	8,446,100	USD	1,996,714	—	(5,386)
Citigroup Global Markets	4/3/2020	PHP	24,613,300	USD	480,869	—	(917)
JP Morgan & Chase Co.	4/3/2020	PHP	423,100	USD	8,279	—	(3)
RBC Capital Markets	4/3/2020	PHP	32,327,200	USD	631,748	—	(1,031)
Citigroup Global Markets	4/3/2020	PLN	3,655,100	USD	927,075	—	(4,933)
JP Morgan & Chase Co.	4/3/2020	PLN	284,200	USD	72,084	—	(384)
Citigroup Global Markets	4/3/2020	QAR	4,297,200	USD	1,179,982	53	—

	Settlement	Currency To		Currency To		Unrealized	Unrealized
Counterparty	Date	Deliver		Receive		Appreciation(h)	Depreciation(h)
Citigroup Global Markets	4/3/2020	RUB	52,125,800	USD	771,953	$—	$(3,679)
JP Morgan & Chase Co.	4/3/2020	RUB	232,141,600	USD	3,440,062	—	(14,203)
JP Morgan & Chase Co.	4/3/2020	THB	89,277,000	USD	2,823,167	—	(7,971)
JP Morgan & Chase Co.	4/3/2020	TRY	2,333,200	USD	367,651	—	(520)
RBC Capital Markets	4/3/2020	TRY	1,521,000	USD	239,481	—	(527)
RBC Capital Markets	4/3/2020	USD	644,890	BRL	2,915,000	5,581	—
JP Morgan & Chase Co.	4/3/2020	USD	209,307	KRW	252,860,000	—	(1,006)
JP Morgan & Chase Co.	4/3/2020	USD	218,072	RUB	14,713,000	858	—
Bank of America	4/3/2020	ZAR	8,878,000	USD	561,757	—	(4,369)
JP Morgan & Chase Co.	4/3/2020	ZAR	55,764,900	USD	3,527,908	—	(28,067)
RBC Capital Markets	4/3/2020	ZAR	15,075,900	USD	953,754	—	(7,595)
Citigroup Global Markets	4/7/2020	TWD	169,395,400	USD	5,614,697	11,860	—
JP Morgan & Chase Co.	4/7/2020	TWD	179,265,400	USD	5,940,071	10,779	—
JP Morgan & Chase Co.	4/7/2020	TWD	3,821,000	USD	126,683	301	—
RBC Capital Markets	4/7/2020	TWD	55,209,500	USD	1,828,735	2,653	—
Citigroup Global Markets	4/8/2020	INR	83,083,800	USD	1,142,831	—	(3,531)
JP Morgan & Chase Co.	4/8/2020	INR	667,763,000	USD	9,184,175	—	(29,393)
JP Morgan & Chase Co.	4/8/2020	USD	201,800	INR	14,750,000	1,715	—
Total unrealized appreciation (depreciation)						$1,810,498	$(392,742)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2020.

Currency Abbreviations
AED	Arab Emirates Dirham
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$104,070,564	$—	$7,815	$104,078,379
Preferred Stocks(i)	3,249,595	—	—	3,249,595
Corporate Bonds	—	419	—	419
Rights(i)	—	699	0	699
Warrants	525	—	—	525
Exchange-Traded Funds	43,745	—	—	43,745
Short-Term Investments(i)	4,304,177	—	—	4,304,177
Derivatives(j)
Forward Foreign Currency Contracts	—	1,810,498	—	1,810,498
TOTAL	$111,668,606	$1,811,616	$7,815	$113,488,037

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(392,742)	$—	$(392,742)
Futures Contracts	(206,348)	—	—	(206,348)
TOTAL	$(206,348)	$(392,742)	$—	$(599,090)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended February 29, 2020, the amount of transfers from Level 3 to Level 1 was $65,836. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.